Related Party Transactions (Details) $ in Thousands, shares in Millions	12 Months Ended
Dec. 31, 2022 USD ($) shares
Related Party Transactions [Abstract]
Common Unit, Issued | shares	88.6
Common Unit, Issuance Value	$ 1,959,228
Proceeds from Contributed Capital	$ 6,000